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              UNITED STATES                             OMB APPROVAL
   SECURITIES AND EXCHANGE COMMISSION       ------------------------------------
APPENDIX I   Washington, D.C. 20549                 OMB Number: 3235-0456
                                                   Expires: July 31, 2006
               FORM 24F-2                         Estimated average burden
    Annual Notice of Securities Sold        hours per response. . . . . . . . .1
         Pursuant to Rule 24f-2             ------------------------------------

             Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.    Name and address of issuer:

                      THE EMPIRE BUILDER TAX FREE BOND FUND
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

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2.    The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                        [ X ]

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3.    Investment Company Act File Number: 811-03907

      Securities Act File Number: 2-86931

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4(a). Last day of the fiscal year for which this notice is filed:

                                FEBRUARY 28, 2006

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

            (i)     Aggregate sale price of
                      securities sold during the
                      fiscal year pursuant to
                      section 24(f):                                  $4,412,389
                                                                     -----------

            (ii)    Aggregate price of securities
                      redeemed or repurchased
                      during the fiscal year:         $10,416,068
                                                     -------------

            (iii)   Aggregate price of securities
                      redeemed or repurchased
                      during any prior fiscal year
                      ending no earlier than
                      October 11, 1995 that were
                      not previously used to
                      reduce registration fees
                      payable to the Commission.       $5,721,151
                                                     -------------

            (iv)    Total available redemption
                      credits [Add items 5(ii) and
                      5(iii)]:                                     - $16,137,219
                                                                     -----------

            (v)     Net Sales - If item 5(i) is
                      greater than item 5(iv)
                      [subtract Item 5(iv) from
                      Item 5(i)]:                                             $0
                                                                     -----------

            ------------------------------------------------------
            (vi)    Redemption credits available     ($11,724,830)
                      for use in future years - if   -------------
                      Item 5(i) is less than Item
                      5 (iv) [ subtract Item 5(iv)
                      from Item 5(i)]:
            ------------------------------------------------------

            (vii)   Multiplier for determining
                      registration fee (See
                      Instruction C.9):                                0.0001070
                                                                     -----------

            (viii)  Registration fee due [multiply
                      Item 5(v) by Item 5(vii):                    =       $0.00
                      (enter "0" if no fee is                        -----------
                      due):

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6.    Prepaid shares
         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest due.-- if this Form is being filed more than 90 days after the
         end of the issuers fiscal year (see Instruction D):                  $0
                                                                     -----------

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8.    Total of amount of the registration fee due plus any interest due [ Line
         5(viii) plus line 7].

                                                                           $0.00
                                                                     ===========

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9.    Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: N/A
                                          ---

         Method of Delivery:
                                   [    ]  Wire Transfer
                                   [    ]  Mail or other means

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Aaron J. Masek, Treasurer
                                   ---------------------------------------------

                                   Aaron J. Masek, Treasurer
                                   ---------------------------------------------

         Date      5/23/2006
         -------------------

         * Please print the name and title of the signing officer below the signature.

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